Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of income (loss) before income taxes

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
PRC	(54,764)	242,820	142,077	20,664
Non-PRC	(14,132)	1,190,445	1,127,646	164,010

Total	(68,896)	1,433,265	1,269,723	184,674

Schedule of current and deferred portions of income tax (benefits) expenses

The current and deferred portions of income tax (benefits) expenses included in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expenses	41,243	82,908	108,935	15,844
Deferred income tax (benefits) expenses	(53,432)	(25,306)	8,065	1,173

Income tax (benefits) expenses for the year	(12,189)	57,602	117,000	17,017

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
(Loss) Income before income tax	(68,896)	1,433,265	1,269,723	184,674
Income tax (benefit) expense computed at the PRC statutory tax rate of 25%	(17,224)	358,316	317,431	46,168
Effect of different tax rates in different jurisdictions	(18,988)	(119,565)	(192,671)	(28,023)
Effect of tax holiday and preferential tax rates	(20,969)	(80,671)	(61,434)	(8,935)
Research and development super-deduction	(54,081)	(50,223)	(90,521)	(13,166)
Non-taxable income(i)	(6,484)	(188,139)	(46,031)	(6,695)
Non-deductible expenses(ii)	81,569	71,039	22,561	3,282
Effect of change in tax rate	5,009	7,279	1,176	171
Outside basis difference on investment	(2,847)	9,808	41,386	6,019
Withholding tax and others	10,962	18,149	55,712	8,103
Changes in valuation allowance	10,864	31,609	69,391	10,093

Income tax (benefits) expenses	(12,189)	57,602	117,000	17,017

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	93,295	174,058	25,316
Equity investment loss	16,160	19,297	2,807
Provision for doubtful accounts	8,132	15,520	2,257
Intangible assets and accrued expenses	6,653	9,029	1,313
Deferred revenue	1,924	2,321	338
Government subsidies	1,647	615	89
Share-based compensation	1,056	151	22
Others	758	8,933	1,299
Less: valuation allowance	71,983	141,028	20,512

Deferred tax assets	57,642	88,896	12,929

Deferred tax liabilities:
Outside basis difference on investment	68,069	110,222	16,031
Long-lived assets arising from business acquisitions	5,324	69	10

Deferred tax liabilities	73,393	110,291	16,041

Reconciliation of the beginning and ending amount of unrecognized tax benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2017	2018
	RMB	RMB	US$
Balance at January 1	61,557	63,252	9,200
Additions based on tax positions related to current year	3,004	12,956	1,884
Reversal based on tax positions related to prior years	(1,309)	—	—

Balance at December 31	63,252	76,208	11,084